Summary of Premiums and Contract Charges by Product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Product Information [Line Items]
Premiums	$ 103,447	$ 90,941	$ 68,581
Contract charges	77,194	76,171	76,009
Total premiums and contract charges	180,641	167,112	144,590
Traditional life insurance
Product Information [Line Items]
Premiums	59,185	55,996	52,333
Accident and health insurance
Product Information [Line Items]
Premiums	44,262	34,945	16,248
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	76,931	76,103	75,940
Fixed annuities
Product Information [Line Items]
Contract charges	$ 263	$ 68	$ 69